SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 12, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Warrant exercised		1,509,857		1,330,300
Proceeds from exercise of warrants		$ 7,795
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,509,857
Warrant exercised		1,509,857
Proceeds from exercise of warrants		$ 7,795
Nonadjusting event [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	904,359
Warrant exercised	904,359
Proceeds from exercise of warrants	$ 4,358